UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                  (Zip code)

Jessica R. Droeger—Vice President and Secretary, 333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-917-7700

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen NWQ International Value Fund

October 31, 2005

Shares	Description	Market Value
	COMMON STOCKS – 90.4%

	Consumer Discretionary – 14.0%

184,192	Dai Nippon Printing Co., Ltd., ADR	$6,009,724

183,130	Fuji Photo Film Co., Ltd., ADR	5,869,317

115,971	Makita Corporation Sponsored ADR	2,661,534

236,800	Matsushita Electric Industrial Co., Ltd., Sponsored ADR	4,357,120

495,754	Sekisui House, Ltd., Sponsored ADR	6,147,350

51,646	Wacoal Holdings Corporation, Sponsored ADR	3,644,968
	Consumer Staples – 9.9%

1,299,400	Northern Foods plc	3,462,284

298,931	J. Sainsbury plc, Sponsored ADR	5,873,994

419,883	Kirin Brewery Company, Limited, ADR	4,652,304

389,079	Shiseido Company, Ltd., Sponsored ADR	6,303,080
	Energy – 7.0%

26,800	Eni S.p.A., Sponsored ADR	3,584,500

3,780	Areva CI	1,712,654

93,768	Royal Dutch Shell PLC, Class B, ADR	6,133,365

56,239	Suncor Energy, Inc.	3,016,098
	Financials – 4.0%

243,826	Aegon N.V.	3,691,526

65,550	Takefuji Corporation	4,587,510
	Healthcare – 2.4%

266,400	Daiichi Sankyo Company Limited	4,841,265
	Industrials – 6.3%

670	Central Japan Railway Company	5,698,075

157,220	TNT NV, ADR	3,710,392

183,100	Tomkins plc, Sponsored ADR	3,486,224
	Information Technology – 5.8%

936,400	Misys plc	3,400,071

389,014	Nintendo Limited, ADR	5,543,450

106,300	NEC Electronics Corporation	2,851,972
	Materials – 18.5%

223,800	Alumina Limited, Sponsored ADR	3,873,978

94,900	AngloGold Ashanti Limited, Sponsored ADR	3,710,590

113,000	Anglo American plc	3,344,785

224,198	Barrick Gold Corporation	5,661,000

138,200	Koninklijke DSM NV, Sponsored ADR	1,224,452

68,600	Falconbridge Limited	1,931,090

97,500	Xstrata plc	2,233,761

105,200	Impala Platinum Holdings Limited Sponsored ADR	2,856,180

84,550	Lihir Gold Limited, Sponsored ADR #	2,154,334

168,450	Lonmin PLC, Sponsored ADR	3,891,498

151,900	Placer Dome Inc.	3,030,405

304,550	Stora Enso Oyj, Sponsored ADR	3,907,377
	Telecommunication Services – 15.0%

450,702	Chunghwa Telecom Co., Ltd., Sponsored ADR	7,806,159

364,658	KT Corporation, Sponsored ADR	7,858,380

165,400	Nippon Telegraph and Telephone Corporation, ADR	3,954,710

119,800	Swisscom AG, Sponsored ADR	3,937,826

159,279	Telecom Italia S.p.A., Sponsored ADR	3,814,732

102,800	Belgacom S.A	3,445,476
	Utilities – 7.5%

210,146	EDP – Energias de Portugal, S.A., Sponsored ADR	5,957,639

239,425	Korea Electric Power Corporation (KEPCO), Sponsored ADR	3,909,810

250,075	United Utilities plc, Sponsored ADR	5,596,679

	Total Common Stocks (cost $169,950,628)	185,339,638

Principal Amount (000)	Description	Market Value
	REPURCHASE AGREEMENTS – 12.2%

$25,103	State Street Bank. 3.730%, dated 10/31/05, due 11/01/05, repurchase price $25,105,300, collateralized by $21,715,000 U.S. Treasury Bonds, 6.250%, due 8/15/23, value $25,609,086	25,102,699

	Total Repurchase Agreements (cost $25,102,699)	25,102,699

	Total Investments (cost $195,053,327) – 102.6%	210,442,337

	Other Assets Less Liabilities – (2.6)%	(5,401,955)

	Net Assets – 100%	$205,040,382

	# Non-income producing.

	ADR American Depositary Receipt.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2005, the cost of investments was $195,053,472.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2005, were as follows:

	Gross unrealized:
	Appreciation	$18,676,047
	Depreciation	(3,287,182)

	Net unrealized appreciation of investments	$15,388,865

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Growth Fund

October 31, 2005

Shares	Description	Market Value
	COMMON STOCKS – 97.3%

	Consumer Discretionary – 18.6%

98,500	Bed Bath & Beyond Inc. #	$3,991,220

220,000	The Walt Disney Company	5,361,400

50,000	Harley-Davidson, Inc.	2,476,500

86,500	Lowe’s Companies, Inc.	5,256,605

24,000	Omnicom Group Inc.	1,991,040

100,000	Starbucks Corporation #	2,828,000

68,000	Target Corporation	3,786,920

150,000	Wal-Mart Stores, Inc.	7,096,500
	Consumer Staples – 8.7%

85,000	Colgate-Palmolive Company	4,501,600

44,000	PepsiCo, Inc.	2,599,520

61,000	The Procter & Gamble Company	3,415,390

153,000	Sysco Corporation	4,882,230
	Energy – 1.4%

45,000	Baker Hughes Incorporated	2,473,200
	Financials – 14.5%

119,000	American International Group, Inc.	7,711,200

90,000	The Bank of New York Company, Inc.	2,816,100

169,000	Citigroup Inc.	7,736,820

46,000	Morgan Stanley	2,502,860

80,000	Wells Fargo & Company	4,816,000
	Healthcare – 20.8%

76,000	Amgen Inc. #	5,757,760

117,000	Johnson & Johnson	7,326,540

64,500	Eli Lilly and Company	3,211,455

78,500	Medco Health Solutions, Inc. #	4,435,250

122,500	Medtronic, Inc.	6,940,850

67,000	Norvatis AG, ADR	3,605,940

91,000	UnitedHealth Group Incorporated	5,267,990
	Industrials – 8.9%

40,000	Cintas Corporation	1,622,800

255,000	General Electric Company	8,647,050

90,000	Honeywell International Inc.	3,078,000

46,000	United Technologies Corporation	2,358,880
	Information Technology – 24.4%

307,000	Cisco Systems, Inc. #	5,357,150

189,000	Dell Inc. #	6,025,320

207,000	Intel Corporation	4,864,500

85,000	Linear Technology Corporation	2,822,850

333,000	Microsoft Corporation	8,558,100

555,000	Oracle Corporation #	7,037,400

135,000	QUALCOMM Inc	5,367,600

100,000	Texas Instruments Incorporated	2,855,000

	Total Common Stocks (cost $185,261,714)	171,383,540

Principal Amount (000)	Description	Market Value
	REPURCHASE AGREEMENTS – 3.4%

$5,909	State Street Bank. 3.730%, dated 10/31/05, due 11/01/05, repurchase price $5,909,577, collateralized by $4,255,000 U.S. Treasury Bonds, 8.875%, due 2/15/19, value $6,031,463	5,908,965

	Total Repurchase Agreements (cost $5,908,965)	5,908,965

	Total Investments (cost $191,170,679) – 100.7%	177,292,505

	Other Assets Less Liabilities – (0.7)%	(1,191,601)

	Net Assets – 100%	$176,100,904

	# Non-income producing.

	ADR American Depositary Receipt.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2005, the cost of investments was $191,178,469.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2005, were as follows:

	Gross unrealized:
	Appreciation	$12,295,558
	Depreciation	(26,181,522)

	Net unrealized appreciation (depreciation) of investments	$(13,885,964)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Investment Trust II

By (Signature and Title)*	/s/ Jessica R. Droeger
Vice President and Secretary

Date	December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date	December 29, 2005

By (Signature and Title)*	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date	December 29, 2005